Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 25,592	$ 28,855
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	71,912	68,819
Share-based compensation expense	3,578	2,026
(Gain) / loss on disposal of assets	(886)	1,389
Non-cash interest expense (income)	531	(2,088)
Deferred tax (benefit) expense	(431)	1,196
Allowance for (reversal of) doubtful receivables	(782)	4,323
Charges on obsolete service inventories	920	1,648
Impairments and other charges	1,492
Other operating activities, net	354	(59)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(53,001)	10,694
(Increase) decrease in unbilled revenue	(2,901)	(49,019)
(Increase) decrease in retention withholdings	15,162	17,906
(Increase) decrease in inventories	(3,040)	621
(Increase) decrease in prepaid expenses	(6,815)	(7,631)
(Increase) decrease in other current assets	(5,102)	10,172
Change in other long-term assets and liabilities	2,764	(2,858)
Increase (decrease) in accounts payable and accrued expenses	64,509	43,218
Increase (decrease) in other current liabilities	5,115	(16,931)
Net cash provided by operating activities	118,971	112,281
Cash flows from investing activities:
Capital expenditures	(59,867)	(52,698)
IPM investments (Note 2)
Proceeds from disposal of assets	1,438	156
Other investing activities	(4,000)	(4,165)
Net cash used in investing activities	(62,429)	(56,707)
Cash flows from financing activities:
Proceeds from long-term debt		4,063
Repayments of long-term debt	(35,073)	(35,872)
Proceeds from short-term borrowings	53,464	24,276
Repayments of short-term borrowings	(47,031)	(38,513)
Payments on capital leases	(1,427)	(507)
Payments on seller-provided financing for capital expenditures	(1,203)	(1,682)
Other financing activities, net	(1,426)	(163)
Net cash used in financing activities	(32,696)	(48,398)
Effect of exchange rate changes on cash
Net increase in cash	23,846	7,176
Cash and cash equivalents, beginning of period	107,956	67,821
Cash and cash equivalents, end of period	$ 131,802	$ 74,997